United States
                      Securities and Exchange Commission
                           Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON June 06, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST IS NO LONGER NECESSARY.


Check here if Amendment [X];      Amendment Number:  7
This Amendment (Check only one):  [ ] is a restatement
                                  [X] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:               Credit Suisse
Address:            Uetlibergstrasse 231, P.O. Box 900
                    Zurich CH 8070


13F File Number:    28-11379

This Form 13F is being filed by Credit Suisse, a Swiss bank (the "Bank"), on behalf of the Credit Suisse First Boston division ("CSFB division") and its subsidiaries identified on this report to the extent such subsidiaries constitute the CSFB division. The ultimate parent company of the Bank is Credit Suisse Group.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Craig Stier
Title:              Vice President
Phone:              (212) 325-2000

Signature, Place, and Date of Signing:
/s/ Craig Stier    New York, NY    October 26, 2005


Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[ ]     13F NOTICE

[X]     13F COMBINATION REPORT


List of other managers reporting for this manager:

Form 13F File Number   Name
---------------------  -------------------------------------
028-03702              Credit Suisse Asset Management LLC/NY

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     50,480 (x1000)



Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

No.     Form 13F File Number   Name
------  ---------------------  -----------------------------------
01      28-2205                Credit Suisse First Boston, Inc.
03      28-11380               Credit Suisse First Boston LLC

                                                    FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/ PUT/ INVESTMT            -----VOTING AUTHORITY-----
--------NAME OF ISSUER-------- -TITLE OF CLASS- --CUSIP-- -X$1000- -PRN AMT- PRN CALL DISCRETN -MANAGERS- --SOLE-- -SHARED- --NONE--
GILLETTE CO                    COM              375766102    50480   1000000 SH       DEFINED  03 01       1000000        0        0
